Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net

8.    Accounts receivable, net

	December 31,
	2018	2019
	RMB	RMB

Accounts receivable, gross	206,772	763,004
Less: allowance for doubtful receivables	(8,344)	(986)

Accounts receivable, net	198,428	762,018

8.    Accounts receivable, net (continued)

The following table summarizes the details of the Group’s allowance for doubtful accounts:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Balance at the beginning of the year	(55,220)	(7,356)	(8,344)
Additions charged to general and administrative expenses, net	(3,049)	(1,198)	(117)
Write-off during the year	50,913	210	7,475

Balance at the end of the year	(7,356)	(8,344)	(986)